FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 14:	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2025	2024	2023

Financial income:
Interest income	$12,886	$18,988	$20,728
Amortization/accretion of premium/discount on marketable securities, net	623	1,257	1,147
	$13,509	$20,245	$21,875

Financial expense:
Foreign currency translation losses	$(1,433)	$(1,075)	$(567)
Revaluation of acquisition related contingent consideration	$(587)	$-	$-
Interest expense	(669)	-	-
Bank charges and other	(892)	(650)	(357)
	$(3,581)	$(1,725)	$(924)

Financial income, net	$9,928	$18,520	$20,951